T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

August 31, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 12.6%
Auto Backed 7.2%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	100	95
ARI Fleet Lease Trust, Class B, 2.06%, 11/15/28 (1)	100	98
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27 (1)	200	199
Avis Budget Rental Car Funding AESOP, Series 2017-2A, Class D, 4.56%, 3/20/24 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class D, 5.25%, 9/20/24 (1)	100	99
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	100	93
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	57	56
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	116	114
Enterprise Fleet Financing, Series 2020-2, Class A2, 0.61%, 7/20/26 (1)	70	68
Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.57%, 9/15/25	195	193
Exeter Automobile Receivables Trust, Series 2021-3A, Class B, 0.69%, 1/15/26	300	294
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80%, 11/17/25	200	197
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	250	249
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	100	100
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class B, 1.03%, 8/15/25 (1)	300	290
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.48%, 8/15/25 (1)	200	193
Hyundai Auto Lease Securitization Trust, Series 2021-A, Class B, 0.61%, 10/15/25 (1)	300	291
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	141	136
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	138	133
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (1)	3	4
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	13	13
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	21	20
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	249
Santander Retail Auto Lease Trust, Series 2020-A, Class D, 2.52%, 11/20/24 (1)	100	98
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	23
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, 10/15/24	199	197
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26	100	97
		3,699
Collaterized Debt Obligations 0.9%
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.00%, 3.71%, 4/20/31 (1)	250	246
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 3.613%, 10/25/29 (1)	230	226
		472
Credit Card Backed 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100	99
		99
Other Asset-Backed Securities 2.4%
Amur Equipment Finance Receivables, Series 2022-1A, Class A2, 1.64%, 10/20/27 (1)	188	179
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.69%, 3/25/30 (1)	20	19
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (1)	128	126
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	72	67
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	129	119
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	75	67
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M USD LIBOR + 0.69%, 3.058%, 4/20/62 (1)	80	78
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (1)	59	58
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	66	63
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	98	97
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	115	115
Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	164	159
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	64	60
		1,207
Student Loan 1.9%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2I, 3.42%, 1/15/43 (1)	114	111
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	133	123
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A, 1.33%, 4/15/69 (1)	128	115
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	94	86
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	82	75
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	69	62
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.97%, 12/16/69 (1)	78	69
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 7/15/69 (1)	75	67
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	90	78
Navient Private Education Refi Loan Trust, Series 2022-A, Class A, 2.23%, 7/15/70 (1)	139	127
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M USD LIBOR + 1.45%, 3.841%, 2/17/32 (1)	78	77
		990
Total Asset-Backed Securities (Cost $6,643)		6,467
CORPORATE BONDS 58.1%
Airlines 0.4%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	200	198
		198
Automotive 2.9%
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 2.632%, 12/13/24 (1)	300	297
General Motors, 4.875%, 10/2/23	130	131
Hyundai Capital America, 2.375%, 2/10/23 (1)	165	163
Hyundai Capital America, 1.00%, 9/17/24 (1)	60	55
Hyundai Capital America, 0.80%, 1/8/24 (1)	100	95
LeasePlan, 2.875%, 10/24/24 (1)	200	191
Nissan Motor Acceptance, 3.875%, 9/21/23 (1)	100	99
Nissan Motor Acceptance, 3.45%, 3/15/23 (1)	155	154
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	100	92
Stellantis NV, 5.25%, 4/15/23	200	201
		1,478
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Banking 14.9%
AIB Group, 4.75%, 10/12/23 (1)	200	198
Australia & New Zealand Banking Group, 4.50%, 3/19/24 (1)	200	200
Banco Santander, 5.147%, 8/18/25	200	199
Bank of America, VR, 0.523%, 6/14/24 (2)	150	145
Bank of America, FRN, SOFR + 0.66%, 2.954%, 2/4/25	100	99
Bank of America, VR, 4.827%, 7/22/26 (2)	100	100
Bank of Nova Scotia, FRN, SOFR + 0.38%, 2.665%, 7/31/24	125	123
Barclays, 4.375%, 9/11/24	200	198
BPCE SA, 5.70%, 10/22/23 (1)	250	251
Candian Imperial Bank of Commerce, FRN, SOFR + 0.40%, 2.242%, 12/14/23	150	149
Capital One Financial, VR, 1.343%, 12/6/24 (2)	200	191
Capital One Financial, FRN, SOFR + 1.35%, 3.644%, 5/9/25	100	99
Citigroup, FRN, SOFR + 0.67%, 2.963%, 5/1/25	150	147
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2)	250	246
Danske Bank, VR, 3.773%, 3/28/25 (1)(2)	200	195
Danske Bank , 3.875%, 9/12/23 (1)	200	198
Deutsche Bank, 3.95%, 2/27/23	100	100
Deutsche Bank, VR, 2.222%, 9/18/24 (2)	150	145
Goldman Sachs Group, VR, 0.627%, 11/17/23 (2)	150	148
Goldman Sachs Group, FRN, SOFR + 0.58%, 2.345%, 3/8/24	65	64
Goldman Sachs Group, FRN, SOFR + 0.70%, 2.935%, 1/24/25	50	49
Goldman Sachs Group, FRN, SOFR + 1.39%, 3.273%, 3/15/24	50	50
Hana Bank, 4.625%, 10/24/23	250	250
HSBC Holdings, 4.25%, 3/14/24	400	398
ING Bank NV, 5.80%, 9/25/23 (1)	200	202
Intesa Sanpaolo SpA, 3.375%, 1/12/23 (1)	200	199
JPMorgan Chase, FRN, SOFR + 0.54%, 2.832%, 6/1/25	150	147
JPMorgan Chase, FRN, SOFR + 1.32%, 3.564%, 4/26/26	150	149
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.86%, 3.626%, 7/26/23	200	200
Mizuho Financial Group, FRN, 3M USD LIBOR + 0.85%, 2.571%, 9/13/23	200	200
Morgan Stanley, 4.10%, 5/22/23	190	191
Morgan Stanley, FRN, SOFR + 0.95%, 3.245%, 2/18/26	75	74
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2)	250	249
Natwest Group, 6.125%, 12/15/22	200	201
NatWest Group, 6.10%, 6/10/23	100	101
Royal Bank of Canada, 3.97%, 7/26/24	250	249
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2)	200	187
Societe Generale, 5.00%, 1/17/24 (1)	200	200
Standard Chartered, 3.95%, 1/11/23 (1)	200	200
Standard Chartered, 5.20%, 1/26/24 (1)	200	200
State Bank of India, 4.50%, 9/28/23	200	200
Truist Financial, FRN, SOFR + 0.40%, 2.182%, 6/9/25	245	239
UBS, FRN, SOFR + 0.36%, 2.654%, 2/9/24 (1)	200	199
Wells Fargo, FRN, SOFR + 1.32%, 3.555%, 4/25/26	100	100
		7,629
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Building & Real Estate 0.4%
EMG SUKUK, 4.564%, 6/18/24	200	200
		200
Cable Operators 0.5%
Charter Communications Operating, 4.908%, 7/23/25	160	160
Cox Communications, 3.15%, 8/15/24 (1)	100	97
		257
Chemicals 1.4%
Celanese US Holdings, 4.625%, 11/15/22	200	200
Celanese US Holdings, 5.90%, 7/5/24	100	101
Cytec Industries, 3.50%, 4/1/23	200	198
International Flavors & Fragrances, 3.20%, 5/1/23	250	247
		746
Drugs 0.3%
AbbVie, 2.80%, 3/15/23	145	144
		144
Energy 6.8%
Boardwalk Pipelines, 3.375%, 2/1/23	225	224
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	100	102
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	200	205
Continental Resources, 4.50%, 4/15/23	300	300
Devon Energy, 8.25%, 8/1/23	250	257
Ecopetrol, 5.875%, 9/18/23	200	200
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	325	317
Kinder Morgan, 5.625%, 11/15/23 (1)	350	353
MPLX, 4.50%, 7/15/23	100	100
MPLX, 4.875%, 6/1/25	100	101
Plains All American Pipeline, 3.85%, 10/15/23	100	99
Plains All American Pipeline, 2.85%, 1/31/23	275	273
Reliance Industries, 4.125%, 1/28/25	250	248
Sabine Pass Liquefaction, 5.625%, 4/15/23	250	251
Sabine Pass Liquefaction, 5.75%, 5/15/24	200	203
Williams, 3.70%, 1/15/23	100	100
Williams, 4.50%, 11/15/23	150	150
		3,483
Exploration & Production 0.5%
Eni, 4.00%, 9/12/23 (1)	250	249
		249
Financial 4.6%
AerCap Ireland Capital, 3.15%, 2/15/24	150	146
Air Lease, 4.25%, 2/1/24	100	99
Air Lease, 2.25%, 1/15/23	100	99
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ally Financial, 5.125%, 9/30/24	100	101
Ally Financial, 4.625%, 3/30/25	100	100
Ally Financial, 3.875%, 5/21/24	100	99
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	100	100
Equitable Holdings, 3.90%, 4/20/23	315	315
General Motors Financial, 4.15%, 6/19/23	50	50
General Motors Financial, 5.10%, 1/17/24	100	101
General Motors Financial, FRN, SOFR + 0.76%, 2.525%, 3/8/24	90	89
Global Payments, 3.75%, 6/1/23	200	199
Jackson Financial, 1.125%, 11/22/23 (1)	350	336
Nasdaq, 0.445%, 12/21/22	150	149
QNB Finance, 3.50%, 3/28/24	200	198
Western Union, 4.25%, 6/9/23	100	100
Western Union, 2.85%, 1/10/25	110	105
		2,386
Food/Tobacco 0.9%
BAT Capital, 2.789%, 9/6/24	300	291
Imperial Brands Finance, 3.50%, 2/11/23 (1)	200	200
		491
Forest Products 0.4%
Celulosa Arauco Constitucion, 4.50%, 8/1/24	200	201
		201
Gas & Gas Transmission 0.2%
Kinder Morgan Energy, 4.25%, 9/1/24	100	100
		100
Health Care 2.7%
Baxter International, FRN, SOFR+ 0.44%, 2.736%, 11/29/24	250	247
HCA, 5.00%, 3/15/24	200	201
HCA, 5.375%, 2/1/25	200	202
Mylan, 4.20%, 11/29/23	300	300
Mylan, 3.125%, 1/15/23 (1)	100	100
PerkinElmer, 0.85%, 9/15/24	190	177
PerkinElmer, 0.55%, 9/15/23	100	96
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 2.707%, 10/18/24	85	84
		1,407
Industrial - Other 0.4%
GC Treasury Center, 4.25%, 9/19/22	200	200
		200
Information Technology 3.0%
Amphenol, 3.20%, 4/1/24	100	99
Baidu, 3.875%, 9/29/23	200	199
Equifax, 3.95%, 6/15/23	200	200
Marvell Technology, 4.20%, 6/22/23	265	264
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Microchip Technology, 4.333%, 6/1/23	100	100
Microchip Technology, 0.972%, 2/15/24	250	237
NXP, 4.875%, 3/1/24	200	201
VMware, 1.00%, 8/15/24	250	234
		1,534
Insurance 2.9%
Aon Global, 4.00%, 11/27/23	50	50
Athene Global Funding, FRN, SOFR + 0.72%, 2.818%, 1/7/25 (1)	200	194
Athene Global Funding, 1.20%, 10/13/23 (1)	60	58
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	47
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 2.886%, 4/12/24 (1)	245	242
Cigna, FRN, 3M USD LIBOR + 0.89%, 3.402%, 7/15/23	250	251
CNO Global Funding, 1.65%, 1/6/25 (1)	150	140
First American Financial, 4.60%, 11/15/24	200	200
First American Financial, 4.30%, 2/1/23	100	100
Liberty Mutual Group, 4.25%, 6/15/23 (1)	200	199
		1,481
Lodging 0.2%
Hyatt Hotels, FRN, SOFR + 1.05%, 3.102%, 10/1/23	100	99
		99
Manufacturing 0.4%
Parker-Hannifin, 3.65%, 6/15/24	220	218
		218
Media & Communications 1.0%
Magallanes, 3.428%, 3/15/24 (1)	35	34
Magallanes, 3.638%, 3/15/25 (1)	145	140
Magallanes, FRN, SOFR + 1.78%, 3.663%, 3/15/24 (1)	75	75
SES, 3.60%, 4/4/23 (1)	247	245
		494
Metals & Minings 0.4%
POSCO, 2.50%, 1/17/25	200	191
		191
Oil Field Services 1.1%
Energy Transfer, 4.20%, 9/15/23	50	50
Energy Transfer, 5.875%, 1/15/24	150	151
Energy Transfer, 4.50%, 4/15/24	100	100
Energy Transfer, 4.25%, 3/15/23	55	55
Thaioil Treasury Center, 3.625%, 1/23/23	200	199
		555
Other Telecommunications 1.2%
British Telecommunications, 4.50%, 12/4/23	400	400
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NTT Finance, 4.142%, 7/26/24 (1)	200	200
		600
Petroleum 0.5%
Enbridge, FRN, SOFR + 0.40%, 2.695%, 2/17/23	55	55
Enbridge, FRN, SOFR + 0.63%, 2.925%, 2/16/24	100	99
Energy Transfer, 3.45%, 1/15/23	100	100
		254
Railroads 0.2%
Kansas City Southern, 3.00%, 5/15/23	100	99
		99
Real Estate Investment Trust Securities 2.3%
Brixmor Operating Partnership, 3.65%, 6/15/24	200	196
Essex Portfolio, 3.25%, 5/1/23	300	300
Highwoods Realty, 3.625%, 1/15/23	175	175
Kimco Realty, 3.125%, 6/1/23	150	150
Public Storage, FRN, SOFR + 0.47%, 2.705%, 4/23/24	65	64
Weingarten Realty Investors, 3.50%, 4/15/23	100	100
WP Carey, 4.60%, 4/1/24	200	200
		1,185
Retail 0.5%
7-Eleven, 0.80%, 2/10/24 (1)	95	91
Nordstrom, 2.30%, 4/8/24	85	79
QVC, 4.85%, 4/1/24	100	96
		266
Telephones 0.4%
Ooredoo International Finance, 3.25%, 2/21/23	200	200
		200
Transportation 0.8%
Penske Truck Leasing, 3.45%, 7/1/24 (1)	100	98
Penske Truck Leasing, 4.125%, 8/1/23 (1)	200	199
Triton Container International, 0.80%, 8/1/23 (1)	100	96
		393
Transportation (Excluding Railroads) 0.9%
HPHT Finance, 2.75%, 9/11/22	200	200
Sydney Airport Finance, 3.90%, 3/22/23 (1)	245	244
		444
Utilities 3.5%
Edison International, 2.40%, 9/15/22	100	100
Edison International, 3.125%, 11/15/22	60	60
Eversource Energy, 4.20%, 6/27/24	115	115
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 2.694%, 11/3/23	200	198
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NRG Energy, 3.75%, 6/15/24 (1)	200	194
Pacific Gas and Electric, 4.25%, 8/1/23	110	109
Pacific Gas and Electric, 4.95%, 6/8/25	100	99
Saudi Electricity Global Sukuk, 3.473%, 4/8/23	200	199
Southern, 4.475%, 8/1/24	245	246
Southern California Edison, FRN, SOFR + 0.83%, 2.882%, 4/1/24	25	25
Spectra Energy Partners, 4.75%, 3/15/24	100	101
Vistra Operations, 3.55%, 7/15/24 (1)	345	332
Vistra Operations, 5.125%, 5/13/25 (1)	35	35
		1,813
Wireless Communications 1.5%
HKT Capital, 3.625%, 4/2/25	200	196
Rogers Communications Inc, 3.00%, 3/15/23	200	199
Sprint, 7.125%, 6/15/24	350	361
		756
Total Corporate Bonds (Cost $30,229)		29,751
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.0%
Energy 0.4%
Korea National Oil, 1.75%, 4/18/25	200	187
		187
Foreign Government Obligations & Municipalities 0.6%
Japan Treasury Discount Bill, (0.117)%, 11/7/22 (JPY)	18,150	131
Korea Hydro & Nuclear, 3.75%, 7/25/23	200	200
		331
Total Foreign Government Obligations & Municipalities (Cost $523)		518
MUNICIPAL SECURITIES 0.4%
California 0.4%
California Municipal Fin. Auth., National Univ., Series B, 3.323%, 4/1/23	100	99
Golden St Tobacco Securitization, Series B, 0.672%, 6/1/23	100	98
		197
Total Municipal Securities (Cost $201)		197
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.0%
Commercial Mortgage-Backed Securities 1.1%
BX Trust, Series 2021-ARIA, Class A, ARM, 1M USD LIBOR + 0.90%, 3.29%, 10/15/36 (1)	65	62
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD LIBOR + 1.03%, 3.425%, 12/15/36 (1)	225	220
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M USD LIBOR + 0.70%, 3.091%, 3/15/36 (1)	115	111
SLIDE, Series 2018-FUN, Class A, ARM, 1M USD LIBOR + 1.15%, 3.541%, 6/15/31 (1)	146	145
		538
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Whole Loans Backed 6.9%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	84	81
Angel Oak Mortgage Trust, Series 2018-3, Class A1, CMO, ARM, 3.649%, 9/25/48 (1)	17	17
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	114	102
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	147	130
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	107	99
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1, CMO, ARM, 1.747%, 9/25/51 (1)	124	114
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, SOFR30A + 1.75%, 3.934%, 1/26/32 (1)	150	149
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	79	72
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	88	76
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2M1, CMO, ARM, SOFR30A + 0.90%, 3.083%, 11/25/41 (1)	62	62
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, SOFR30A + 0.75%, 2.933%, 10/25/41 (1)	6	6
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 3.033%, 12/25/41 (1)	88	88
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, CMO, ARM, SOFR30A + 1.20%, 3.383%, 1/25/42 (1)	116	115
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 3.183%, 12/25/41 (1)	70	69
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, CMO, ARM, SOFR30A + 2.75%, 4.934%, 5/25/42 (1)	112	114
Eagle RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.55%, 3.734%, 4/25/34 (1)	150	149
Ellington Financial Mortgage Trust, Series 2021-1, Class A1, CMO, ARM, 0.797%, 2/25/66 (1)	84	75
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, CMO, ARM, 1.241%, 9/25/66 (1)	110	94
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M1, CMO, ARM, SOFR30A + 0.85%, 3.033%, 9/25/41 (1)	188	183
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, CMO, ARM, SOFR30A + 0.80%, 2.983%, 10/25/41 (1)	200	198
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 3.033%, 11/25/41 (1)	215	213
Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, CMO, ARM, SOFR30A + 0.95%, 3.133%, 12/25/41 (1)	175	170
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 3.183%, 1/25/42 (1)	191	187
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	159	134
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	175	158
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	159	154
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	98	93
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	126	111
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	117	99
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	157	138
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	100	94
		3,544
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,320)		4,082
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 5.1%
U.S. Treasury Obligations 5.1%
U. S. Treasury Bill, 1.886%, 9/13/22	200	200
U. S. Treasury Bill, 2.053%, 9/6/22	575	575
U. S. Treasury Bill, 2.90%, 1/26/23 (3)	550	543
U. S. Treasury Notes, 3.00%, 7/31/24	1,300	1,289
		2,607
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $2,610)		2,607
SHORT-TERM INVESTMENTS 15.9%
Commercial Paper 15.6%
Arrow Electronics, 3.002%, 9/2/22 (4)	475	475
Canadian Natural Resources, 2.959%, 9/19/22 (4)	500	499
Conagra Brands, 2.803%, 9/9/22 (4)	475	475
Constellation Brands, 2.925%, 9/13/22 (4)	450	449
Crown Castle, 3.00%, 9/1/22 (4)	300	300
Crown Castle, 3.113%, 9/6/22 (4)	450	450
Enel Finance America, 1.92%, 4/21/23 (4)	250	243
Energy Transfer, 2.951%, 9/1/22 (4)	250	250
Equifax, 2.57%, 9/1/22 (4)	425	425
Fiserv, 2.50%, 9/1/22 (4)	650	650
Harley-Davidson Financial Services, 2.954%, 9/6/22 (4)	300	300
Motorola Solutions, 2.67%, 9/8/22 (4)	450	450
ONEOK, 2.751%, 9/1/22 (4)	300	300
ONEOK, 2.906%, 9/6/22 (4)	350	350
Ovintiv, 3.185%, 9/20/22 (4)	475	474
Plains All American Pipeline, 2.80%, 9/1/22 (4)	300	300
Rogers Communications, 2.947%, 9/20/22 (4)	275	275
Southern California Edison, 2.65%, 9/1/22 (4)	450	450
Syngenta Wilmington, 3.149%, 9/13/22 (4)	475	474
Targa Resources, 3.208%, 9/6/22 (4)	400	400
		7,989
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 2.36%, (5)(6)	133	133
Total Short-Term Investments (Cost $8,124)		8,122
Total Investments in Securities 101.1% of Net Assets (Cost $52,650)		$51,744
Other Assets Less Liabilities (1.1%)		(584)
Net Assets 100.0%		$51,160

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,283 and represents 33.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	At August 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(4)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $7,989 and represents 15.6 % of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Pioneer Natural Resources, BBB*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	60	—	—	—
Total Bilateral Swaps			—	—

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	125	—	—	—
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	—	1	(1)
Protection Sold (Relevant Credit: Citigroup, A3*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Bank of America, A2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	1	1	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	—	1	(1)
Protection Sold (Relevant Credit: T-Mobile USA, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	3	3	—
Protection Sold (Relevant Credit: Lennar, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	3	3	—
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	—	—	—
Protection Sold (Relevant Credit: Freeport-McMoran, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	200	—	1	(1)
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	—	—	—
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/23	100	—	—	—
Total Centrally Cleared Credit Default Swaps, Protection Sold				(3)
Net payments (receipts) of variation margin to date				$ —
Variation margin receivable (payable) on centrally cleared swaps				$ —

*	Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Barclays Bank PLC	11/7/22	USD	136	JPY	18,150	$4
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 3 Eurodollar 90-day contracts	12/22	721	$(1)
Short, 6 U.S. Treasury Notes five year contracts	12/22	(667)	2
Short, 2 U.S. Treasury Notes ten year contracts	12/22	(235)	1
Short, 35 U.S. Treasury Notes two year contracts	12/22	(7,302)	11
Short, 3 Eurodollar 90-day contracts	09/23	(723)	3
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$16
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$1+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 8/31/22
T. Rowe Price Government Reserve Fund	$1,170	¤	¤	$133^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $133.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$43,622	$—	$43,622
Short-Term Investments	133	7,989	—	8,122
Total Securities	133	51,611	—	51,744
Forward Currency Exchange Contracts	—	4	—	4
Futures Contracts*	17	—	—	17
Total	$150	$51,615	$ —	$51,765
Liabilties
Swaps*	$—	$3	$—	$3
Futures Contracts*	1	—	—	1
Total	$1	$3	$ —	$4

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF990-054Q1
08/2022